LEASES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating lease liabilities, current	$ 3,385	$ 3,298
Operating lease liabilities, non-current	5,562	4,774
Leasing fees expense	$ 3,600	$ 3,400	$ 3,300